Consolidated Balance sheets (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Consolidated Balance sheets
Allowance for doubtful accounts | $	$ 811	$ 660
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	215,777,000	235,597,000
Ordinary shares, outstanding	215,777,000	235,597,000